Finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Unwind of discount	26,653	19,356	8,423
Interest expense on lease liabilities	3,637	491	423
Convertible bond interest expense	9,945	4,239	-
Interest expense	181	64	97
Bank fees	452	292	142
Finance costs	40,868	24,442	9,085